Accounts Receivable	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
9.	ACCOUNTS RECEIVABLE

	December 31, 2012	December 31, 2013
	RMB	RMB
Accounts receivable	114,121	199,264
Less: Allowance for doubtful accounts	(6,636)	(5,952)
	107,485	193,312

The movements of the allowance for doubtful accounts during the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of year	3,919	3,109	6,636
Add: Current year additions	1,752	3,696	232
Less: Current year write-offs	(2,137)	(204)	(672)
Foreign currency translation	(425)	35	(244)
Balance at end of year	3,109	6,636	5,952